FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of liquidity risk (Details) $ in Millions	Dec. 31, 2025 USD ($)
Disclosure of fair value measurement of assets [line items]
Accounts payable, accrued liabilities and other current liabilities	$ 120.4
Loans payable	13.4
Lease liabilities	2.1
Reclamation and rehabilitation obligation	27.3
Gold forward swaps	114.7
Silver collar contracts	21.5
Copper stream liability	58.8
Contingent payment	10.0
Convertible note debenture	354.5
Total contractual obligations	722.7
Less than 1 year [Member]
Disclosure of fair value measurement of assets [line items]
Accounts payable, accrued liabilities and other current liabilities	120.4
Loans payable	9.3
Lease liabilities	1.4
Reclamation and rehabilitation obligation	0.0
Gold forward swaps	80.1
Silver collar contracts	21.5
Copper stream liability	7.9
Contingent payment	0.0
Convertible note debenture	0.5
Total contractual obligations	241.1
1 to 3 years [Member]
Disclosure of fair value measurement of assets [line items]
Accounts payable, accrued liabilities and other current liabilities	0.0
Loans payable	4.1
Lease liabilities	0.7
Reclamation and rehabilitation obligation	7.6
Gold forward swaps	34.6
Silver collar contracts	0.0
Copper stream liability	16.2
Contingent payment	10.0
Convertible note debenture	1.8
Total contractual obligations	75.0
4 to 5 years [Member]
Disclosure of fair value measurement of assets [line items]
Accounts payable, accrued liabilities and other current liabilities	0.0
Loans payable	0.0
Lease liabilities	0.0
Reclamation and rehabilitation obligation	0.6
Gold forward swaps	0.0
Silver collar contracts	0.0
Copper stream liability	14.3
Contingent payment	0.0
Convertible note debenture	1.8
Total contractual obligations	16.7
Over 5 years [Member]
Disclosure of fair value measurement of assets [line items]
Accounts payable, accrued liabilities and other current liabilities	0.0
Loans payable	0.0
Lease liabilities	0.0
Reclamation and rehabilitation obligation	19.1
Gold forward swaps	0.0
Silver collar contracts	0.0
Copper stream liability	20.4
Contingent payment	0.0
Convertible note debenture	350.4
Total contractual obligations	$ 389.9